INVESTMENT SECURITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Investments, Debt and Equity Securities [Abstract]
Realized investment security gains	$ 2	$ 2
Proceeds from investment securities	1,400	1,300
Investment securities pledged, amortized cost	3,500	4,100
Investment securities pledged, fair value	$ 3,600	$ 4,100